Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	May 22, 2024	Jul. 31, 2024	Jul. 29, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2024
Equity [Line Items]
Treasury stock acquired (in shares)				3.9	8.2
Shares repurchased, price per share (in dollars per share)				$ 88.66	$ 83.00
Stock cancelled (in shares)				11.0
Dividends, common stock, cash				$ 49,800	$ 49,800
Dividends, common stock, cash, quarterly				$ 50,000
Cash dividends paid (in usd per share)	$ 0.25
Cash dividends declared (in usd per share)				$ 0.25	$ 0.25
Forecast
Equity [Line Items]
Dividends, common stock, cash						$ 200,000
Subsequent event
Equity [Line Items]
Treasury stock acquired (in shares)			0.2
Shares repurchased, price per share (in dollars per share)			$ 92.50
Cash dividends declared (in usd per share)		$ 0.25